NUVEEN DIVIDEND VALUE FUND

SUPPLEMENT DATED JANUARY 2, 2013

TO THE PROSPECTUS DATED FEBRUARY 29, 2012,

AS SUPPLEMENTED DECEMBER 14, 2012

Gerald C. Bren retired from Nuveen Asset Management, LLC on December 31, 2012, and thus no longer serves as a portfolio manager of the Fund. Cori B. Johnson and Derek M. Sadowsky will continue to serve as portfolio managers for the Fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-DVP-0113P

NUVEEN DIVIDEND VALUE FUND

SUPPLEMENT DATED JANUARY 2, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2012,

AS SUPPLEMENTED DECEMBER 14, 2012

Gerald C. Bren retired from Nuveen Asset Management, LLC on December 31, 2012, and thus no longer serves as a portfolio manager of the Fund. Cori B. Johnson and Derek M. Sadowsky will continue to serve as portfolio managers for the Fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-DVSAI-0113P